Scope of Consolidation, Subsidiaries and Other Equity Investments - Equity Investments with Ownership of at Least 5% (Details) - Lowest	12 Months Ended
Dec. 31, 2020
83North IV, L.P., Herzliya, Israel
SUBSIDIARIES
Ownership	5.00%
Adverity GmbH, Vienna, Austria
SUBSIDIARIES
Ownership	5.00%
Alation, Inc., Redwood City, CA, United States
SUBSIDIARIES
Ownership	5.00%
Alchemist Accelerator Fund I LLC, San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
All Tax Platform - Solucoes Tributarias S.A., Sao Paulo, Brazil
SUBSIDIARIES
Ownership	5.00%
Amplify Partners II L.P., Menlo Park, CA, United States
SUBSIDIARIES
Ownership	5.00%
Amplify Partners III, L.P., Menlo Park, CA, United States
SUBSIDIARIES
Ownership	5.00%
Amplify Partners IV, L.P., Menlo Park, CA, United States
SUBSIDIARIES
Ownership	5.00%
Amplify Partners Select Fund IV, L.P., Menlo Park, CA, United States [Member]
SUBSIDIARIES
Ownership	5.00%
Amplify Partners L.P., Menlo Park, CA, United States
SUBSIDIARIES
Ownership	5.00%
Autho, Inc., Bellevue, WA, United States
SUBSIDIARIES
Ownership	5.00%
BGS Holdings, Inc., Austin, TX, United States
SUBSIDIARIES
Ownership	5.00%
Blue Yard Capital 1 GmbH & Co. KG, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Brightfield Holdings, Inc., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
BY Capital 2 GmbH & Co. KG, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Canvas Ventures 3, L.P., Portola Valley, CA, United States
SUBSIDIARIES
Ownership	5.00%
Catchpoint Systems, Inc., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
Chalfen Ventures Fund I L.P., Jersey, United Kingdom
SUBSIDIARIES
Ownership	5.00%
CircleCI, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Clari, Inc., Sunnyvale, CA, United States
SUBSIDIARIES
Ownership	5.00%
Contentful GmbH, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Coscreen, Inc., Menlo Park, CA, United States
SUBSIDIARIES
Ownership	5.00%
Costanoa Venture Capital II L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
Costanoa Venture Capital QZ, LLC, Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
Costanoa Venture Capital III L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
Culture Amp, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Data Collective II L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
Data Collective III L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
Data Collective IV, L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
DataRobot, Inc., Boston, MA, United States
SUBSIDIARIES
Ownership	5.00%
Digital Hub Rhein-Neckar GmbH, Ludwigshafen, Germany
SUBSIDIARIES
Ownership	5.00%
Dremio Corporation, Santa Clara, CA, United States
SUBSIDIARIES
Ownership	5.00%
FeedZai S.A., Lisbon, Portugal
SUBSIDIARIES
Ownership	5.00%
Felix Capital Fund III, London, United Kingdom
SUBSIDIARIES
Ownership	5.00%
Felix Ventures II, L.P., London, United Kingdom
SUBSIDIARIES
Ownership	5.00%
Finco Services, Inc. (dba Current), New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
Follow Analytics, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Greater Pacific Capital (Cayman) L.P., Grand Cayman, Cayman Islands
SUBSIDIARIES
Ownership	5.00%
Haystack Ventures V, L.P., Mill Valley, CA, United States
SUBSIDIARIES
Ownership	5.00%
IDG Ventures USA III, L.P., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
IEX Group, Inc., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
InfluxData, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
InnovationLab GmbH, Heidelberg, Germany
SUBSIDIARIES
Ownership	5.00%
innoWerft Technologie- und Grunderzentrum Walldorf Stiftung GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	5.00%
JFrog, Ltd., Netanya, Israel
SUBSIDIARIES
Ownership	5.00%
Jibe, Inc., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
Kaltura, Inc., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
Kavacha TopCo LLC, New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
Landlog Limited, Tokyo, Japan
SUBSIDIARIES
Ownership	5.00%
LeanData, Inc., Sunnyvale, CA, United States
SUBSIDIARIES
Ownership	5.00%
LGVP F I LLC, Dover, DE, United States
SUBSIDIARIES
Ownership	5.00%
Local Globe Opportunity Fund, L.P., St. Peter Port, Guernsey, Channel Islands
SUBSIDIARIES
Ownership	5.00%
Local Globe VII, L.P., St. Peter Port, Guernsey, Channel Islands
SUBSIDIARIES
Ownership	5.00%
Local Globe VIII, L.P., St. Peter Port, Guernsey, Channel Islands
SUBSIDIARIES
Ownership	5.00%
Local Globe X, L.P., St. Peter Port Guernsey, Channel Islands
SUBSIDIARIES
Ownership	5.00%
Local Globe XI, L.P., St. Peter Port, Guernsey, Channel Islands
SUBSIDIARIES
Ownership	5.00%
Mango Capital 2018, L.P., Los Altos,CA, United States
SUBSIDIARIES
Ownership	5.00%
Mango Capital 2020, L.P., Los Altos, CA, United States
SUBSIDIARIES
Ownership	5.00%
Matillion Ltd., Altrincham, United Kingdom
SUBSIDIARIES
Ownership	5.00%
Medable Inc., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
Mosaic Ventures I, L.P., London, United Kingdom
SUBSIDIARIES
Ownership	5.00%
Narrative Science, Inc., Chicago, IL, United States
SUBSIDIARIES
Ownership	5.00%
Notation Capital II, L.P., Brooklyn, NY, United States
SUBSIDIARIES
Ownership	5.00%
Notation Capital III, L.P., Brooklyn, NY, United States
SUBSIDIARIES
Ownership	5.00%
Notation Capital, L.P., Brooklyn, NY, United States
SUBSIDIARIES
Ownership	5.00%
OpenX Software Limited, Pasadena, CA, United States
SUBSIDIARIES
Ownership	5.00%
OpsRamp, Inc., San Jose, CA, United States
SUBSIDIARIES
Ownership	5.00%
Outreach Corporation, Seattle, WA, United States
SUBSIDIARIES
Ownership	5.00%
Pendo.io, Inc., Raleigh, NC, United States
SUBSIDIARIES
Ownership	5.00%
PivotNorth Early Fund I, L.P., Atherton, CA, United States
SUBSIDIARIES
Ownership	5.00%
Point Nine Annex GmbH & Co. KG, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Point Nine Capital Fund II GmbH & Co. KG, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Point Nine Capital Fund III GmbH & Co. KG, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Point Nine Capital Fund IV GmbH & Co. KG, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Point Nine Capital Fund V GmbH & Co. KG, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Project 44, Inc., Chicago, IL, United States
SUBSIDIARIES
Ownership	5.00%
PubNub, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Punchh, Inc., San Mateo, CA, United States
SUBSIDIARIES
Ownership	5.00%
Reltio, Inc., Redwood Shores, CA, United States
SUBSIDIARIES
Ownership	5.00%
Restream, Inc., Austin, Texas, United States
SUBSIDIARIES
Ownership	5.00%
Ridge Ventures IV, L.P., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Scryer, Inc., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
Side, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Smart City Planning, Inc., Tokyo, Japan
SUBSIDIARIES
Ownership	5.00%
Splashtop, Inc., San Jose, CA, United States
SUBSIDIARIES
Ownership	5.00%
SportsTech Fund, L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
SportsTech Parallel Fund, L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
Spring Mobile Solutions, Inc., Salt Lake City, UT, United States
SUBSIDIARIES
Ownership	5.00%
StackHawk, Inc., Denver, CO, United States
SUBSIDIARIES
Ownership	5.00%
Storm Ventures V, L.P., Menlo Park, CA, United States
SUBSIDIARIES
Ownership	5.00%
SumoLogic, Inc., Redwood City, CA, United States
SUBSIDIARIES
Ownership	5.00%
Sun Basket, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
SV Angel IV, L.P., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
The Currency Cloud Group Limited, London, United Kingdom
SUBSIDIARIES
Ownership	5.00%
The SaaStr Fund II, L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
The SaaStr Fund, L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
Third Kind Venture Capital II, L.P., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
Third Kind Venture Capital III, L.P., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
Tribe Capital LLC Series 3, Redwood City, CA, United States
SUBSIDIARIES
Ownership	5.00%
Tribe Capital LLC Series 8, Redwood City, CA, United States [Member]
SUBSIDIARIES
Ownership	5.00%
UJET, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Upfront V, L.P., Santa Monica, CA, United States
SUBSIDIARIES
Ownership	5.00%
Uptycs, Inc., Waltham, MA, United States
SUBSIDIARIES
Ownership	5.00%
VerbIT, Inc., New York, NY, United State
SUBSIDIARIES
Ownership	5.00%
Vistex, Inc., Hoffman Estates, IL, United States
SUBSIDIARIES
Ownership	5.00%
Wandera, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%